Benefits offered to team members (Details 6)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Health insurance member
IfrsStatementLineItems [Line Items]
Discount rate	5.97%	5.33%	3.99%
Inflation rate	3.00%	3.00%	3.25%
Aging factor	2.50%	2.50%	2.50%
Medical inflation	3.50%	3.50%	3.50%
Duration	12.83%	14.16%	14.99%
United state of america member
IfrsStatementLineItems [Line Items]
Discount rate	5.10%	2.90%	2.60%
Mexico [member]
IfrsStatementLineItems [Line Items]
Discount rate	8.00%	8.00%	7.25%
Inflation rate	4.00%	4.00%	4.00%
Rate of increase in future salary levels	5.00%	5.00%	5.00%
Germany [member]
IfrsStatementLineItems [Line Items]
Discount rate	1.20%	1.20%	0.70%
Inflation rate	2.00%	2.00%	2.00%
Rate of increase in future salary levels	3.00%	3.00%	3.00%
Rate of increase in future pension plan	1.75%	1.75%	1.75%
Netherlands [member]
IfrsStatementLineItems [Line Items]
Discount rate	3.60%	1.20%	0.70%
Inflation rate	2.00%	2.00%	2.00%
Rate of increase in future salary levels	3.25%	3.00%	3.00%
Rate of increase in future pension plan	2.25%	1.75%	1.75%